Financial Risks - Summary of Reconciliation of Changes in Loss Allowance - Mortgage Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	€ (129)	€ (113)
Impact on year end ECL of exposures transferred between stages during the year	(90)	(121)
Transfers to disposal groups	0	4
Ending balance	(10)	(129)
Mortgage loans [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(276)	(214)
Transfers	(14)	10
Impact on year end ECL of exposures transferred between stages during the year	(5)	(72)
Financial assets derecognized during the period	73	58
New financial assets originated or purchased	(26)	(56)
Change in models	(13)	20
Net exchange differences	9	(13)
Transfers to disposal groups		1
Ending balance	(238)	(276)
Mortgage loans [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(32)	(13)
Impact on year end ECL of exposures transferred between stages during the year	(2)	(16)
Financial assets derecognized during the period	3	6
New financial assets originated or purchased	(1)	(2)
Change in models	6	(2)
Net exchange differences	1	(1)
Ending balance	(25)	(32)
Mortgage loans [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(1)	(2)
Change in models	(1)	1
Ending balance	(2)	(1)
Mortgage loans [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(156)	(161)
Impact on year end ECL of exposures transferred between stages during the year	36	26
Financial assets derecognized during the period	26	33
New financial assets originated or purchased	(16)	(29)
Change in models	(5)	5
Net exchange differences	5	(11)
Transfers to disposal groups		1
Ending balance	(147)	(156)
Mortgage loans [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(86)	(38)
Impact on year end ECL of exposures transferred between stages during the year	(39)	(82)
Financial assets derecognized during the period	44	20
New financial assets originated or purchased	(9)	(24)
Change in models	(14)	16
Net exchange differences	2	(2)
Ending balance	(64)	(86)
Mortgage loans [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(2)	(7)
Mortgage loans [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	2	7
Mortgage loans [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	2	3
Mortgage loans [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(2)	(3)
Mortgage loans [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	3	10
Mortgage loans [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(3)	(10)
Mortgage loans [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	3	1
Mortgage loans [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(3)	(1)
Mortgage loans [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(4)	(8)
Mortgage loans [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	4	8
Mortgage loans [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(39)	(21)
Mortgage loans [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	€ 39	€ 21